Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY-VERSUS-PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(2)	Compensation Actually Paid to First PEO ($)(1)(3)	Compensation Actually Paid to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	TSR	Peer Group TSR(4)	Net Income ($,000)	Consolidated Operating Income ($,000)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)

2025	10,051,429	614,513	2,465,345	(11,941,432)	3,661,555	635,661	500.7	78.3	966,091	1,179,092
2024	—	14,258,412	—	30,785,255	4,586,787	10,222,055	702.4	86.2	759,563	927,514
2023	—	11,391,476	—	21,415,165	2,961,401	4,799,279	335.5	103.9	516,822	652,751
2022	—	10,854,934	—	6,190,970	3,867,018	2,845,438	204.3	155.6	451,949	564,707
2021	—	7,860,450	—	19,464,880	2,479,351	5,207,671	246.6	200.6	382,575	504,205

Company Selected Measure Name	consolidated operating income
Named Executive Officers, Footnote	The table below includes the name of each individual serving as an NEO during our last five fiscal years, including our PEOs:

Fiscal Year	PEO	Non-PEO NEOs

2025	Stefano Caroti - First PEO Dave Powers - Second PEO	Steven J. Fasching, Anne Spangenberg, Thomas Garcia, and Robin Spring-Green
2024	Dave Powers	Steven J. Fasching, Stefano Caroti, Anne Spangenberg and Thomas Garcia
2023	Dave Powers	Steven J. Fasching, Stefano Caroti, Anne Spangenberg and Thomas Garcia
2022	Dave Powers	Steven J. Fasching, David Lafitte, Stefano Caroti and Wendy Yang
2021	Dave Powers	Steven J. Fasching, David Lafitte, Stefano Caroti and Andrea O'Donnell

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 500 Apparel, Accessories & Luxury Goods Index.
PEO Total Compensation Amount		$ 14,258,412	$ 11,391,476	$ 10,854,934	$ 7,860,450
PEO Actually Paid Compensation Amount		30,785,255	21,415,165	6,190,970	19,464,880
Adjustment To PEO Compensation, Footnote	The table below provides the adjustments to the "Summary Compensation Table" total compensation made to arrive at the CAP to our PEOs, and the average CAP to our Non-PEO NEOs.

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	Executives	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value of Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2025	First PEO	10,051,429	(5,999,093)	4,038,327	(1,473,201)	(4,152,117)	2,465,345
	Second PEO	614,513	(83,579)	—	(1,404,561)	(11,067,805)	(11,941,432)
	Average for Non-PEO NEOs	3,661,555	(1,661,606)	1,118,517	(1,108,577)	(1,374,228)	635,661
2024	PEO	14,258,412	(8,499,746)	3,845,988	11,426,103	9,754,498	30,785,255
	Average for Non-PEO NEOs	4,586,787	(2,374,462)	3,721,124	2,447,199	1,841,407	10,222,055
2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438
2021	PEO	7,860,450	(3,999,580)	4,787,303	4,760,338	6,056,369	19,464,880
	Average for Non-PEO NEOs	2,479,351	(849,565)	1,016,903	1,060,293	1,500,689	5,207,671

Non-PEO NEO Average Total Compensation Amount	$ 3,661,555	4,586,787	2,961,401	3,867,018	2,479,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 635,661	10,222,055	4,799,279	2,845,438	5,207,671
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments to the "Summary Compensation Table" total compensation made to arrive at the CAP to our PEOs, and the average CAP to our Non-PEO NEOs.

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	Executives	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value of Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2025	First PEO	10,051,429	(5,999,093)	4,038,327	(1,473,201)	(4,152,117)	2,465,345
	Second PEO	614,513	(83,579)	—	(1,404,561)	(11,067,805)	(11,941,432)
	Average for Non-PEO NEOs	3,661,555	(1,661,606)	1,118,517	(1,108,577)	(1,374,228)	635,661
2024	PEO	14,258,412	(8,499,746)	3,845,988	11,426,103	9,754,498	30,785,255
	Average for Non-PEO NEOs	4,586,787	(2,374,462)	3,721,124	2,447,199	1,841,407	10,222,055
2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438
2021	PEO	7,860,450	(3,999,580)	4,787,303	4,760,338	6,056,369	19,464,880
	Average for Non-PEO NEOs	2,479,351	(849,565)	1,016,903	1,060,293	1,500,689	5,207,671

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the CAP to our PEOs, and the average CAP to our Non-PEO NEOs in relation to our TSR, and the TSR of our peer group, the S&P 500 Apparel, Accessories & Luxury Goods Index, over the last five fiscal years.

Compensation Actually Paid vs. Net Income
The chart below illustrates the CAP to our PEOs, and the average CAP to our Non-PEO NEOs, in relation to our net income over the last five fiscal years. We do not use net income as a performance measure for purposes of determining executive compensation.

Compensation Actually Paid vs. Company Selected Measure
The chart below illustrates the CAP to our PEOs and the average CAP to our Non-PEO NEOs in relation to our consolidated operating income over the last five fiscal years. Consolidated operating income is the financial performance measure that, in our assessment, represents the most important financial performance measure to link CAP to our performance.

Total Shareholder Return Vs Peer Group
The chart below illustrates the relationship between the CAP to our PEOs, and the average CAP to our Non-PEO NEOs in relation to our TSR, and the TSR of our peer group, the S&P 500 Apparel, Accessories & Luxury Goods Index, over the last five fiscal years.

Tabular List, Table

Financial Performance Measures
Consolidated Operating Income
Consolidated Revenue
Consolidated Pre-Tax Income

Total Shareholder Return Amount	$ 500.7	702.4	335.5	204.3	246.6
Peer Group Total Shareholder Return Amount	78.3	86.2	103.9	155.6	200.6
Net Income (Loss)	$ 966,091,000	$ 759,563,000	$ 516,822,000	$ 451,949,000	$ 382,575,000
Company Selected Measure Amount	1,179,092,000	927,514,000	652,751,000	564,707,000	504,205,000
PEO Name		Dave Powers	Dave Powers	Dave Powers	Dave Powers
Additional 402(v) Disclosure	The dollar amounts included in this column reflect the total compensation of our PEOs and the average total compensation of our Non-PEO NEOs reported in the "Summary Compensation Table" for each fiscal year presented. This table excludes adjustments for awards granted that vest in the same year, awards that failed to achieve their vesting conditions, and dividends, in each case because there is no applicable adjustment for the covered fiscal years.Represents amounts included in the "Total" column of the "Summary Compensation Table" for the applicable fiscal year.The fair value amounts are calculated in accordance with FASB ASC Topic 718 determined as of the covered fiscal year. Represents the fair value as of the applicable fiscal year end of the outstanding and unvested awards granted during such fiscal year, calculated in accordance with FASB ASC Topic 718 and described further in our Annual Reports on Form 10-K.The fair value amounts are determined based on the change in the fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with FASB ASC Topic 718. Represents the fair value as of the applicable fiscal year end of the outstanding and unvested awards that were granted in previous fiscal years, calculated in accordance with FASB ASC Topic 718 and described further in our Annual Reports on Form 10-K.The fair value amounts are determined based on the change in the fair value from the prior fiscal year end to the vesting date calculated in accordance with FASB ASC Topic 718. Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each equity award that was granted in previous fiscal year and which vested during the applicable fiscal year, calculated in accordance with FASB ASC Topic 718 and described further in our Annual Reports on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Pre-Tax Income
Caroti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,051,429
PEO Actually Paid Compensation Amount	$ 2,465,345
PEO Name	Stefano Caroti
Powers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 614,513	$ 14,258,412	$ 11,391,476	$ 10,854,934	$ 7,860,450
PEO Actually Paid Compensation Amount	$ (11,941,432)	30,785,255	21,415,165	6,190,970	19,464,880
PEO Name	Dave Powers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,499,746)	(7,999,562)	(7,999,651)	(3,999,580)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,845,988	10,951,395	5,398,210	4,787,303
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,426,103	4,242,444	(1,160,869)	4,760,338
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,754,498	2,829,412	(901,654)	6,056,369
PEO | Caroti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,999,093)
PEO | Caroti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,038,327
PEO | Caroti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,473,201)
PEO | Caroti [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,152,117)
PEO | Powers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,579)
PEO | Powers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Powers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,404,561)
PEO | Powers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,067,805)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,661,606)	(2,374,462)	(1,724,565)	(2,549,581)	(849,565)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,118,517	3,721,124	2,383,845	1,946,763	1,016,903
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,108,577)	2,447,199	780,911	(242,995)	1,060,293
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,374,228)	$ 1,841,407	$ 397,687	$ (175,767)	$ 1,500,689